ACQUISITIONS - Narrative (Details) € in Millions, $ in Millions					3 Months Ended		6 Months Ended
	Mar. 17, 2022 USD ($) MW	Feb. 02, 2022 USD ($) GW	Feb. 02, 2022 EUR (€)	Jan. 24, 2022 USD ($) GW	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Feb. 02, 2022 EUR (€) GW	Mar. 31, 2021 facility MW
Disclosure of detailed information about business combination [line items]
Investment in equity-accounted investments					$ 54	$ 9	$ 74	$ 53
Non-controlling interest in acquiree recognised at acquisition date					6		6
20 GW United States Portfolio
Disclosure of detailed information about business combination [line items]
Solar power capacity (in MW) | GW				20
Investment in equity-accounted investments	$ 31			$ 702
Contingent consideration recognised as of acquisition date				125
Transaction costs				$ 2
Economic interest held				20.00%
Non-controlling interest in acquiree recognised at acquisition date	6
1.7 GW Germany Portfolio
Disclosure of detailed information about business combination [line items]
Solar power capacity (in MW) | GW		1.7							1.7
Investment in equity-accounted investments		$ 73	€ 66
Contingent consideration recognised as of acquisition date		17							€ 15
Transaction costs	$ 1	$ 2	€ 2
Economic interest held	20.00%	20.00%	20.00%
Chile Distributed Generation Portfolio
Disclosure of detailed information about business combination [line items]
Ownership percentage	83.00%
Operating and under construction assets, power capacity | MW	437
Non-controlling interest in acquiree recognised at acquisition date					$ 6		$ 6
Oregon Wind Portfolio
Disclosure of detailed information about business combination [line items]
Ownership percentage										100.00%
Number of wind generation facilities | facility										3
Wind power capacity, generation facilities (in MW) | MW										845
Wind power capacity, development projects (in MW) | MW										400